CHINA DIGITAL VENTURES CORPORATION
December 13, 2007
Division of Corporate Finance Securities and Exchange Commission Washington, D.C. 20549 United States
Attn:	Ms. Michele M. Anderson Legal Branch Chief
Dear Ms. Anderson,
Re:	China Digital Ventures Corporation Registration Statement on Form SB-2 File No. 333-146727 Last filing on November 19, 2007
We refer to your letter dated November 30, 2007 in regard to the comments on our Form SB-2/A No. 1 filed November 19, 2007 and hereby submit our replies below.
Comment 1:

After further consideration, we have amended (1) the number of Selling Shareholders from 42 to 20 Selling Shareholders; and (2) the registering shares being sold by these Selling Shareholders from 3,500,00 shares to 380,000 shares, in the Form SB-2/A No. 2 filed with the SEC today. Under this scenario, the sale of shares by the Selling Shareholders should be regarded as a secondary offering, rather than a primary offering because:

i)

The 380,000 shares of common stock of the Company being registered for re-sale by the 20 Selling Shareholders are being sold by the Selling Shareholders, who will receive all the proceeds and benefits from the re-sale. The Selling Shareholders are not selling or offer to sell the shares being registered on behalf of the registrant, a subsidiary of the registrant or a person of which the registrant is a subsidiary;

ii)

Out of the total current 44 shareholders of the Company, only 20 shareholders registering to re-sale their shares under this SB-2/A No. 2 registration statement. The 380,000 shares being registered for re-sale by the 20 Selling Shareholders represents 2.92% of the total issued share capital of the Company.

These Selling Shareholders hold on average 19,000 shares in the Company (representing 0.15% of the outstanding shares in the Company), and none of the Selling Shareholders holds more than 1% interests in the Company;

iii)	Each of the Selling Shareholders is not an affiliate nor officer of the Company;

26 Floor, 88 Lockhart Road, Wanchai, Hong Kong
Tel: +852 3171 1209 ext 321 Fax: +852 2149 7094

CHINA DIGITAL VENTURES CORPORATION
iv)

The Selling Shareholders are mostly acquaintances of friends of the President. The President does not know most of the Selling Shareholders prior to the purchase of shares under the Subscription Agreement. The Selling Shareholders purchased the Company's shares for their own personal investment decision and were interested in the overall business prospects of the Company;

v)

The Selling Shareholders all purchased their shares in late April 2007, about one month after the finalization of the operational plans, which has been formulating prior to inception of the Company. All Selling Shareholders have held their shares for a full 8 months by the end of December 2007;

vi)

All the outstanding issued shares were sold by the Company and the shares were fully paid for by the shareholders, including all the Selling Shareholders. The price of the shares sold by the Company was based on the value assessed by the President, taking into account of the stage of development of operation, the resources available in/to the Company, the assets in the Company, and the prospects of the Company. Ultimately, the price is determined by what the market will bear and acceptable by the subscribers;

vii)

As a normal course of business strategies (similar to any other development stage companies), the Company intends to apply to the NASD to have the prices of our shares quoted on the Over-the-Counter (OTC) bulletin board to gain access to the capital markets;

viii)

None of the Selling Shareholders has any material agreement with the Company, other than the subscription agreements to purchase shares in the Company, that are being registered in the above captioned SB-2 registration statement;

ix)

The Selling Shareholders are private investors and none of the Selling Shareholders are underwriters and none of them have any agreements to sell the Company's shares on behalf of the Company. Furthermore, the Subscription Agreements signed by each Selling Shareholder include a clause that confirms that (clause 6.1 (l)) "he is not an underwriter of, or dealer in, the common shares of the Company, nor is the Subscriber participating, pursuant to a contractual agreement or otherwise, in the distribution of the Shares";

x)	None of the Selling Shareholders are in the business of underwriting securities;
xi)	None of the Selling Shareholders are acting as underwriters and have any agreements to sell the Company's shares on behalf of the Company;
xii)	None of the Selling Shareholders are acting as a conduit for the Company; and
xiii)	None of the Selling Shareholders have any agreements nor obligations to give any proceeds from the sale of their shares to the Company.

26 Floor, 88 Lockhart Road, Wanchai, Hong Kong
Tel: +852 3171 1209 ext 321 Fax: +852 2149 7094

CHINA DIGITAL VENTURES CORPORATION
Based on the above analysis, the sale of shares by the Selling Shareholders should be considered as a secondary offering.
For and on behalf of China Digital Ventures Corporation /s/ HE Bing ________________________________ HE Bing President
c.c.	Mr. Collin Webster, Attorney-Advisor Mr. T. Ho, Asiarim Associates Limited

26 Floor, 88 Lockhart Road, Wanchai, Hong Kong
Tel: +852 3171 1209 ext 321 Fax: +852 2149 7094